Earnings (Loss) Per Share Attributable to Common Stockholders (Tables) - Bird Rides [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Summary Of Calculation Of Basic And Diluted Net Loss Per Share Attributable To Common Stockholders	The following table presents the calculation of basic and diluted earnings (loss) per share attributable to common stockholders (in thousands, except per share amounts):

	Three Months Ended March 31,
	2022	2021
Numerator:
Net income (loss)	$10,351	$(76,200)
Adjustments to net income (loss)	—	(2,030)

Net income (loss) attributable to common stockholders	$10,351	$(78,230)
Denominator:
Weighted-average shares outstanding	269,825	46,420
Earnings (loss) per share:

Basic earnings (loss) per share	$0.04	$(1.69)

	Three Months Ended March 31,
	2022	2021
Numerator:
Net income (loss)	$10,351	$(76,200)
Adjustments to net income (loss)	—	(2,030)

Net income (loss) attributable to common stockholders	$10,351	$(78,230)
Denominator:
Weighted-average shares outstanding	269,825	46,420
Stock options	10,608	—
RSUs	516	—

Diluted weighted-average number of shares	280,949	46,420
Earnings (loss) per share:

Diluted earnings (loss) per share	$0.04	$(1.69)

The following table presents the calculation of basic and diluted net loss per share for the years ended December 31, 2021 and 2020 (in thousands, except per share amounts):

	December 31,
	2021	2020
Numerator:
Net loss	$(196,333)	$(208,230)
Adjustment to net loss attributable to common stockholders	(15,540)	—
Net loss attributable to common stockholders	$(211,873)	$(208,230)
Denominator:
Basic and diluted weighted-average shares outstanding	84,261	37,367
Loss per share:

Basic and diluted loss per share	$(2.51)	$(5.57)

Summary Of Potentially Dilutive Outstanding Securities Were Excluded From The Computation Of Diluted Net Loss Per Share
The following outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented (in thousands):

	December 31,
	2021	2020
Redeemable convertible preferred shares	—	135,225
Founders convertible preferred stock	—	3,993
Unvested shares of common stock	—	4,032
Stock options	12,421	16,925
RSUs	24,166	—
Management Award RSUs	29,073	—
Early exercises of stock options	309	2,521
Warrants to purchase redeemable convertible preferred stock	—	94
Warrants to purchase Class A common stock	12,935	—
Contingently issuable shares	1,977	—

Total	80,881	162,790